Schedule I — Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash		$ 9,246,488	$ 6,423
Investment in equity security		179,334
Due from a subsidiary			255,846
Total current asset		9,425,822	262,269
Non-current asset
Investment in subsidiaries		1,865,392	1,538,469
Total non-current asset		1,865,392	1,538,469
TOTAL ASSETS		11,291,214	1,800,738
Current liabilities
Accrued expenses and other current liabilities		78,978
Due to a subsidiary		345,824
TOTAL CURRENT LIABILITIES		2,225,427	1,800,625
Commitment and contingencies
Shareholders’ equity
Subscription receivables		(128)	(128)
Additional paid-in capital		9,500,565
(Accumulated losses) Retained earnings		(434,899)	13
TOTAL SHAREHOLDERS’ EQUITY		9,065,787	113
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		11,291,214	1,800,738
Related Party [Member]
Current liabilities
Due to a related party		1,800,625	1,800,625
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary Shares, value	[1]	199	178
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary Shares, value	[1]	$ 50	$ 50

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation.